Net Loss Per Share of Common Stock (Details Narrative) - shares	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Preferred stock, shares issued	0	0				0				0	0
Preferred stock, shares outstanding	0	0				0				0	0
Options or warrants issued	0	0				2,000,304				0	2,000,304
Weighted-average common shares - basic and diluted	35,272,626	35,119,261	31,745,242	31,745,242	31,745,242	31,745,242	31,745,242	26,870,217	26,870,217	32,595,680	29,321,049